Securities (Tables)	12 Months Ended
Dec. 31, 2024
Securities [Abstract]
Amortized Cost and Fair Value of Securities Available-for-sale
The following table summarizes the amortized cost and fair value of securities AFS and securities HTM at December 31, 2024 and 2023, and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) and gross unrecognized gains and losses:
Securities Available for Sale	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2024
U.S. Government securities	$169,203	$210	$(1,383)	$168,030
U.S. Government sponsored entity securities	6,406	—	(518)	5,888
Agency mortgage-backed securities, residential	105,961	—	(11,759)	94,202
Total securities	$281,570	$210	$(13,660)	$268,120

December 31, 2023
U.S. Government securities	$52,174	$—	$(1,877)	$50,297
U.S. Government sponsored entity securities	6,527	—	(650)	5,877
Agency mortgage-backed securities, residential	118,218	—	(12,134)	106,084
Total securities	$176,919	$—	$(14,661)	$162,258

Amortized Cost and Fair Value of Securities Held-to-maturity
Securities Held to Maturity	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Estimated Fair Value	Allowance for Credit Losses
December 31, 2024
Obligations of states and political subdivisions	$7,050	$1	$(631)	$6,420	$(1)
Total securities	$7,050	$1	$(631)	$6,420	$(1)

December 31, 2023
Obligations of states and political subdivisions	$7,987	$17	$(615)	$7,389	$(2)
Agency mortgage-backed securities, residential	1	—	—	1	—
Total securities	$7,988	$17	$(615)	$7,390	$(2)

Amortized Cost and Fair Value of Securities by Contractual Maturity	Securities not due at a single maturity are shown separately.

	Available for Sale		Held to Maturity
Debt Securities:	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$103,224	$103,074	$1,336	$1,317
Due in one to five years	72,385	70,844	2,736	2,567
Due in five to ten years	—	—	998	834
Due after ten years	—	—	1,980	1,702
Agency mortgage-backed securities, residential	105,961	94,202	—	—
Total debt securities	$281,570	$268,120	$7,050	$6,420

Securities with Unrealized Losses in Continuous Unrealized Loss Position
The following table summarizes debt securities AFS in an unrealized loss position for which an ACL has not been recorded at December 31, 2024 and December 31, 2023, aggregated by major security type and length of time in a continuous unrealized loss position:
December 31, 2024	Less than 12 Months		12 Months or More		Total
Securities Available for Sale	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Government securities	$31,418	$(329)	$26,802	$(1,054)	$58,220	$(1,383)
U.S. Government sponsored entity securities	—	—	5,889	(518)	5,889	(518)
Agency mortgage-backed securities, residential	4,694	(130)	89,467	(11,629)	94,161	(11,759)
Total available for sale	$36,112	$(459)	$122,158	$(13,201)	$158,270	$(13,660)

December 31, 2023	Less than 12 Months		12 Months or More		Total
Securities Available for Sale	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Government securities	$9,474	$(52)	$40,823	$(1,825)	$50,297	$(1,877)
U.S. Government sponsored entity securities	—	—	5,877	(650)	5,877	(650)
Agency mortgage-backed securities, residential	—	—	106,084	(12,134)	106,084	(12,134)
Total available for sale	$9,474	$(52)	$152,784	$(14,609)	$162,258	$(14,661)

Allowance for Credit Losses for Held to Maturity Debt Securities
The following table presents the activity in the ACL for HTM debt securities for the years ended December 31, 2024 and 2023:

Held to Maturity Debt Securities	2024	2023
Allowance for credit losses:
Beginning balance	$2	$3
Provision for (recovery of) credit loss expense	(1)	(1)
Allowance for credit losses ending balance	$1	$2